Note 15 - Income taxes (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Percentage of Taxable Income	$ 50
Operating Loss Carryforwards	2,675,217		$ 2,524,351
Unrecognized Tax Benefits	240,930		247,697
Interest Payable, Current	$ 78,894		$ 0	$ 0
Foreign Investment Enterprises | Peoples Republic Of China
Effective Income Tax Rate Reconciliation, Percent	25.00%	25.00%
High and New Technology Enterprises | Peoples Republic Of China
Effective Income Tax Rate Reconciliation, Percent	15.00%	15.00%
Singapore, Dollars
Effective Income Tax Rate Reconciliation, Percent	17.00%	17.00%
Percentage of Taxable Income	$ 75
Taxable Income Exempt From Income Tax, First Portion		$ 10,000
Taxable Income Exempt From Income Tax, Remainder		$ 190,000
United States of America, Dollars
Taxable Income Exempt From Income Tax, First Portion	7,300
Taxable Income Exempt From Income Tax, Remainder	$ 139,000